Operating expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Inventories At Beginning Of Each Year	$ 73,976,337,000	$ 11,094,075,000	$ 13,389,501,000
Acquisition of biological assets	39,820,532,000	48,101,462,000	0
Purchases And Operating Expenses For Each Year
Inventory variation	(419,994,000)	14,780,802,000	0
Purchases	31,399,079,000	34,188,222,000	37,456,133,000
Operating Expenses	174,401,555,000	131,863,334,000	142,023,647,000
Transfers To Property, Plant And Equipment, Net	(13,217,277,000)	0	(2,448,293)
Forest production expenses	2,469,707,000	0	0
Forest growth and revaluation of biological assets (Note 7.1)	12,658,919,000	0	0
Total	207,291,989,000	180,832,358,000	177,031,487,000
Inventories At The End Of Each Year	(110,922,414,000)	(73,976,337,000)	(11,094,075,000)
Cost Of Sales	$ 210,166,444,000	$ 166,051,558,000	$ 179,326,913,000